1. Organization and Business (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accumulated deficit	$ 23,574,592		$ 23,574,592		$ 21,152,654	$ 17,424,055
Total stockholders' equity	11,316,854		11,316,854		13,720,248	11,496,102
Current assets	2,617,458		2,617,458		4,738,898	2,227,343
Cash	2,147,931	$ 5,167,606	2,147,931	$ 5,167,606	4,301,099	527,110	$ 447,548
Current liabilities	2,468,972		2,468,972		2,224,766	2,718,075
Short term debt	411,521		411,521		411,008	516,659
Trade payables	925,000		925,000
Working capital	148,486		148,486
Net loss	$ 797,820	$ 848,970	2,421,938	2,843,763	3,728,599	7,216,031
Net cash used by operating activities			2,611,607	$ 1,624,920	$ 2,481,988	$ 1,120,317
Proceeds from services agreement			$ 750,000